COST REDUCTION ACTIONS (Details) $ in Millions	12 Months Ended
	Jan. 02, 2016 USD ($) item	Jan. 03, 2015 USD ($) item	Dec. 28, 2013 USD ($) item
2015/2016 Actions
Restructuring Charges
Charges (Reversals), net | $	$ 26.1
Number of positions reduced as a result of Cost Reduction Actions	430
Number of positions remaining	0
2014/2015 Actions
Restructuring Charges
Charges (Reversals), net | $	$ 33.4	$ 66.5
Number of positions reduced as a result of Cost Reduction Actions	605	1,420
Number of positions remaining	125
2012 Program
Restructuring Charges
Charges (Reversals), net | $			$ 40.3
Number of positions reduced as a result of Cost Reduction Actions			1,400
Number of positions remaining			0